  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 15, 1998
                                                          FILE NOS.  33-9421
                                                                    811-5526
=============================================================================

                     SECURITIES  AND  EXCHANGE  COMMISSION
                            WASHINGTON, D.C. 20549

                            ----------------------

                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        \x\

                          PRE-EFFECTIVE AMENDMENT NO.                      \ \

                        POST-EFFECTIVE AMENDMENT NO. 23                    \x\

                                    AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    \x\

                               AMENDMENT NO. 27                            \x\

                               ----------------

             MUTUAL FUND INVESTMENT TRUST (formerly AVESTA Trust)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)



       One Chase Manhattan Plaza, Third Floor
                 New York, New York                                  10081
      (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)                      (ZIP CODE)


                            --------------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (212) 492-1600

                            --------------------

                            George Martinez, Esq.
                          BISYS Fund Services, Inc.
                              3435 Stelzer Road
                             Columbus, Ohio 43219
                (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   COPY TO:
                             GARY S. SCHPERO, ESQ.

                          SIMPSON THACHER & BARTLETT
                             425 LEXINGTON AVENUE



                           NEW YORK, NEW YORK 10017


It is proposed that this filing will become effective:


\x\  immediately upon filing pursuant
     to paragraph (b)        \ \ on    pursuant to paragraph (b)


\ \  60 days after filing pursuant to
     paragraph (a)(1)        \ \  on    pursuant to paragraph (a)(1)

\ \  75 days after filing pursuant
     to paragraph (a)(2)     \ \  on    pursuant to paragraph (a)(2)
                                        of Rule 485

If appropriate, check the following box:

\ \ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


         Registrant has previously elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of units of beneficial interest for sale under the Securities Act of 1933. Registrant's Rule 24f-2 Notice for the fiscal year 1997 was filed on or about March 26, 1998.
================================================================================

                         MUTUAL FUND INVESTMENT TRUST
                      Registration Statement on Form N-1A

                             CROSS-REFERENCE SHEET
           Pursuant to Rule 495(a) Under the Securities Act of 1933


    Item Number
    Form N-1A,                                        Statement of Additional
      Part A         Prospectus Caption                 Information Caption

    ----------       ------------------               -----------------------

                     Captions apply to all
                     Prospectuses except where
                     indicated in parenthesis.
                     Parenthesis indicate captions
                     for Institutional Shares
                     Prospectuses

         1           Front Cover Page                            *

         2(a)        Expense Summary                             *

          (b)        Not Applicable                              *
         3(a)        Financial Highlights                        *
          (b)        Not Applicable                              *
          (c)        Performance Information                     *
         4(a)(b)     Other Information Concerning                *
                     the Fund; Fund Objective;
                     Investment Policies
          (c)        Fund Objective; Investment                  *
                     Policies
          (d)        Not Applicable                              *
         5(a)        Management                                  *
          (b)        Management                                  *
          (c)(d)     Management; Other Information               *
                     Concerning the Fund
          (e)        Other Information Concerning                *
                     the Fund; Back Cover Page
          (f)        Other Information Concerning                *
                     the Fund
          (g)        Not Applicable                              *
         5A          Not Applicable                              *
         6(a)        Other Information Concerning                *
                     the Fund
          (b)        Not Applicable                              *
          (c)        Not Applicable                              *

    Item Number
    Form N-1A,                                        Statement of Additional
      Part A         Prospectus Caption                 Information Caption
    ----------       ------------------               -----------------------


          (d)        Not Applicable                              *
          (e)(f)     About Your Investment; How to               *
                     Buy, Sell and Exchange Shares (How to Purchase, Redeem and Exchange Shares); How Distributions Are Made; Tax Information; Other Information Concerning the Fund.
          (f)        How Distributions are Made;                 *
                     Tax Information
          (g)        How Distributions are Made;            Tax Matters
                     Tax Information
          (h)        About Your Investment; How to               *
                     Buy, Sell and Exchange Shares
                     (How to Purchase, Redeem and
                     Exchange Shares); Other
                     Information Concerning the
                     Fund
         7(a)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
          (b)        How the Fund Values its                     *
                     Shares; How to Buy, Sell and
                     Exchange Shares (How to
                     Purchase, Redeem and Exchange
                     Shares)
          (c)        Not Applicable                              *
          (d)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
          (e)        Management; Other Information               *
                     Concerning the Fund
          (f)        Other Information Concerning                *
                     the Fund
         8(a)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
          (b)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)

    Item Number
    Form N-1A,                                        Statement of Additional
      Part A         Prospectus Caption                 Information Caption
    ----------       ------------------               -----------------------

          (c)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
          (d)        How to Buy, Sell and Exchange               *
                     Shares (How to Purchase,
                     Redeem and Exchange Shares)
         9           Not Applicable                              *
         10                             *           Front Cover Page
         11                             *           Front Cover Page

         12                             *           Not Applicable
         13(a)(b)    Fund Objective; Investment     Investment Policies and
                     Policies                       Restrictions

         14(c)                     *                Management of the Trust and
                                                    Funds or Portfolios

         (b)                       *                Not Applicable
         (c)                       *                Management of the Trust and
                                                    Funds or Portfolios

         15(a)                     *                Not Applicable
         (b)                       *                General Information

         (c)                       *                General Information

         16(a)       Management                     Management of the Trust and
                                                    Funds or Portfolios
         (b)         Management                     Management of the Trust and
                                                    Funds or Portfolios

         (c)         Other Information Concerning   Management of the Trust and
                     the Fund                       Funds or Portfolios
         (d)         Management                     Management of the Trust and
                                                    Funds or Portfolios

         (e)                       *                Not Applicable

         (f)         How to Buy, Sell and Exchange  Management of the Trust and
                     Shares (How to Purchase,       Funds or Portfolios
                     Redeem and Exchange Shares);
                     Other Information Concerning
                     the Fund
         (g)                       *                Not Applicable

         (h)                       *                Management of the Trust and

                                                    Funds or Portfolios;
                                                    Independent Accountants
         (i)                       *                Not Applicable

    Item Number
    Form N-1A,                                        Statement of Additional
      Part A         Prospectus Caption                 Information Caption
    ----------       ------------------               -----------------------

         17          Investment Policies            Investment Policies and
                                                    Restrictions
         18(a)       Other Information Concerning   General Information
                     the Fund; How to Buy, Sell
                     and Exchange Shares (How to
                     Purchase, Redeem and Exchange
                     Shares)

         (b)                       *                Not Applicable

         19(a)       How to Buy, Sell and Exchange  Purchases, Redemptions and
                     Shares (How to Purchase,       Exchanges
                     Redeem and Exchange Shares)
         (b)         How the Fund Values its        Determination of Net Asset
                     Shares; How to Buy, Sell and   Value
                     Exchange Shares (How to
                     Purchase, Redeem and Exchange
                     Shares)

         (c)                       *                Purchases, Redemptions and
                                                    Exchanges
         20          How Distributions are Made;    Tax Matters
                     Tax Information

         21(a)                     *                Management of the Trust and
                                                    Funds or Portfolios

         (b)                       *                Management of the Trust and
                                                    Funds or Portfolios
         (c)                       *                Not Applicable

         22                        *                Performance Information
         23                        *                Not Applicable

                                EXPLANATORY NOTE

The Prospectus for the Premier Class Shares of the Chase Money Market Fund, Chase Tax Free Money Market Fund, Chase Tax Free Income Fund, Chase New York Tax Free Income Fund, Chase Short-Intermediate Term U.S. Government Securities Fund, Chase U.S. Government Securities Fund, Chase Intermediate Term Bond Fund, Chase Income Fund, Chase Balanced Fund, Chase Equity Income Fund, Chase Core Equity Fund, Chase Equity Growth Fund, Chase Mid Cap Growth Fund, Chase Small Capitalization Fund and Chase International Equity Fund, dated April 30, 1998, is incorporated by reference to Amendment No. 22 to the Registration Statement on Form N-1A of the Registrant filed on April 30, 1998.

The Prospectus for the Retail Class Shares of the Chase Money Market Fund, Chase Tax Free Money Market Fund, Chase Tax Free Income Fund, Chase New York Tax Free Income Fund, Chase Short-Intermediate Term U.S. Government Securities Fund, Chase U.S. Government Securities Fund, Chase Intermediate Term Bond Fund, Chase Income Fund, Chase Balanced Fund, Chase Equity Income Fund, Chase Core Equity Fund, Chase Equity Growth Fund, Chase Mid Cap Growth Fund, Chase Small Capitalization Fund and Chase International Equity Fund, dated April 30, 1998, is incorporated by reference to Amendment No. 22 to the Registration Statement on Form N-1A of the Registrant filed on April 30, 1998.

The Prospectus for the Premier Class Shares of the Chase Money Market Fund, Chase Short-Intermediate Term U.S. Government Securities Fund, Chase U.S. Government Securities Fund, Chase Intermediate Term Bond Fund, Chase Income Fund, Chase Balanced Fund, Chase Equity Income Fund, Chase Core Equity Fund, Chase Equity Growth Fund and Chase Small Capitalization Fund, dated April 30, 1998, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(c) of the Securities Act of 1933, as amended, on May 7, 1998.

The Statement of Additional Information for the Chase Money Market Fund, Chase Tax Free Money Market Fund, Chase Tax Free Income Fund, Chase New York Tax Free Income Fund, Chase Short-Intermediate Term U.S. Government Securities Fund, Chase U.S. Government Securities Fund, Chase Intermediate Term Bond Fund, Chase Income Fund, Chase Balanced Fund, Chase Equity Income Fund, Chase Core Equity Fund, Chase Equity Growth Fund, Chase Mid Cap Growth Fund, Chase Small Cap Growth Fund and Chase International Equity Fund, dated April 30, 1998, is incorporated by reference to Amendment No. 22 to the Registration Statement on Form N-1A of the Registrant filed on April 30, 1998.

                                  CHASE FUNDS
                             INVESTMENT STRATEGIES:
                    CHASE MONEY MARKET FUND: CURRENT INCOME
                       CHASE SHORT-INTERMEDIATE TERM U.S.
                       GOVERNMENT SECURITIES FUND: INCOME
                 CHASE U.S. GOVERNMENT SECURITIES FUND: INCOME
                   CHASE INTERMEDIATE TERM BOND FUND: INCOME
                           CHASE INCOME FUND: INCOME
                     CHASE BALANCED FUND: INCOME AND GROWTH
                  CHASE EQUITY INCOME FUND: GROWTH AND INCOME
                      CHASE CORE EQUITY FUND: TOTAL RETURN
                    CHASE EQUITY GROWTH FUND: CAPITAL GROWTH
                CHASE SMALL CAPITALIZATION FUND: CAPITAL GROWTH
                                 RETAIL SHARES


May 15, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in their April 30, 1998 Statement of Additional Information, as amended periodically (the 'SAI'). For a free copy of the SAI, call the Chase Funds Service Center at 1-800-62-CHASE. The SAI has been filed with the Securities and Exchange Commission (the 'Commission') and is incorporated into this Prospectus by reference. In addition, the Commission maintains a Web site (http://www.sec.gov) that contains the SAI, the Funds' reports to shareholders and other information regarding the Funds which has been electronically filed with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT SUCH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

The Chase Funds are portfolios of Mutual Fund Investment Trust ('MFIT'), an open-end investment company organized as a Massachusetts business trust in September 1997. The Chase Funds are managed by The Chase Manhattan Bank ('Chase'), a subsidiary of The Chase Manhattan Corporation ('CMC'). As indicated below, certain of the Funds are successor investment portfolios to portfolios of the AVESTA Trust, the predecessor entity of MFIT. The AVESTA Trust was a collective trust established under the laws of the State of Texas by Chase Bank of Texas, National Association (herein, 'Chase Texas'). The AVESTA Trust was registered under the Investment Company Act of 1940 and was available solely for certain individual retirement accounts and pension and profit-sharing plans. The AVESTA Trust was converted and redomiciled into MFIT, effective as of January 1, 1998 (the 'Conversion'). Chase Texas acted as the trustee of the AVESTA Trust, and as trustee was obligated to provide the investment portfolios of the AVESTA Trust with the investment advisory, administrative, custodial and other services necessary to manage the portfolios.

                               TABLE OF CONTENTS

CHASE MONEY MARKET FUND....................................................     4

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND..............     6

CHASE U.S. GOVERNMENT SECURITIES FUND......................................     8

CHASE INTERMEDIATE TERM BOND FUND..........................................    10

CHASE INCOME FUND..........................................................    12

CHASE BALANCED FUND........................................................    14

CHASE EQUITY INCOME FUND...................................................    16

CHASE CORE EQUITY FUND.....................................................    18

CHASE EQUITY GROWTH FUND...................................................    20

CHASE SMALL CAPITALIZATION FUND............................................    22

COMMON INVESTMENT POLICIES.................................................    24

MANAGEMENT.................................................................    36

HOW TO BUY, SELL AND EXCHANGE SHARES.......................................    38

HOW THE FUNDS VALUE THEIR SHARES...........................................    41

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION................................    41

OTHER INFORMATION CONCERNING THE FUNDS.....................................    43

PERFORMANCE INFORMATION....................................................    46

                            CHASE MONEY MARKET FUND

                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Money Market Fund's objective is to provide maximum current income consistent with the preservation of capital and the maintenance of liquidity.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests in high quality, short-term, U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign issuers; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development);
(iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's adviser to meet comparable credit standing criteria;
(iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements.


Who may want to invest?

This Fund may be most appropriate for investors who...

o        Are seeking current income

o        Are investing for short-term goals

o Own or plan to own other types of investments for diversification purposes

o        Can accept investing in non-bank guaranteed products

This Fund may NOT be appropriate for investors who are in need of capital growth potential.


MATURITY. The dollar weighted average maturity of the Fund will be 90 days or less. The Fund purchases only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

CREDIT QUALITY. The Fund invests only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ('NRSROs') (or one NRSRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security.

MISCELLANEOUS. The Fund seeks to maintain a net asset value of $1.00 per share. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Money Market Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.30%
12b-1 Fee.............................................................   0.10%
Other Expenses (after estimated waivers and reimbursements)*..........   0.20%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   0.60%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................     $6        $19        $33        $ 75



  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.40% and 0.80%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.



The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                         CHASE SHORT-INTERMEDIATE TERM
                        U.S. GOVERNMENT SECURITIES FUND

                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Short-Intermediate Term Fund's objective is to provide as high a level of current income as is consistent with the preservation of capital.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests primarily (under normal market conditions, at least 70% of the value of the Fund's total assets) in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto. The Fund expects that substantially all of its assets will be so invested. The Fund seeks to preserve capital by investing in shorter-term securities; it expects the volatility in the principal value of its shorter-term investments to be more limited than that associated with investments in comparable securities having longer maturities. The Fund may invest in mortgage-backed securities issued or guaranteed by certain agencies of the U.S. Government as described below under 'Common Investment Policies--Other Investment Practices--Mortgage-Related Securities.'


Who may want to invest?

This Fund may be most appropriate for investors who...

o        Are seeking current income

o        Are investing for relatively short-term goals

o Own or plan to own other types of investments for diversification purposes

o Can assume a moderate degree of bond market (i.e., interest rate) risk

This Fund may NOT be appropriate for investors who are unable to tolerate any up and down price changes or who are in need of capital growth potential.

MATURITY. As a matter of operating policy, under normal market conditions the dollar-weighted average maturity of the Fund's portfolio, measured at the time an investment is made, will be between two and five years. There is no restriction on the maturity of any individual asset which may be acquired by the Fund. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the U.S. Government securities market.

MISCELLANEOUS. Guarantees of principal and interest on obligations that may be purchased by the Fund are not guarantees of the market value of such obligations, nor do they extend to the value of the shares of the Fund. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Short-Intermediate Term Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                             1 Year    3 Years    5 Years    10 Years
                                             ------    -------    -------    --------
  Retail Shares...........................    $ 10       $32        $55        $122

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 1.03% and 1.78%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.



The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                     CHASE U.S. GOVERNMENT SECURITIES FUND

                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The U.S. Government Securities Fund's objective is to provide current income with emphasis on the preservation of capital.

STYLE AND PORTFOLIO COMPOSITION. The Fund invests primarily (under normal market conditions, at least 70% of the value of the Fund's total assets) in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements with respect thereto. The Fund expects that substantially all of its assets will be so invested. The Fund may invest in mortgage-backed securities issued or guaranteed by certain agencies of the U.S. Government as described below under 'Common Investment Policies--Other Investment Practices--Mortgage-Related Securities.'


Who may want to invest?


This Fund may be most appropriate for investors who...

o        Are seeking current income

o        Are investing for mid-term goals

o Own or plan to own other types of investments for diversification purposes

o        Can assume bond market (i.e., interest rate) risk

This Fund may NOT be appropriate for investors who are unable to tolerate any up and down price changes, are investing for very short-term goals or who are in need of high growth potential.


MATURITY. As a matter of operating policy, under normal market conditions, the dollar-weighted average maturity of the Fund's portfolio, measured at the time an investment is made, will be between five and fifteen years. There is no restriction on the maturity of any individual asset which may be acquired by the Fund. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the U.S. Government securities market. Fixed income securities with longer maturities generally have less stable market values.

MISCELLANEOUS. Guarantees of principal and interest on obligations that may be purchased by the Fund are not guarantees of the market value of such obligations, nor do they extend to the value of the shares of the Fund. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the U.S. Government Securities Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 10       $32        $55        $122

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 2.81% and 3.56%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                       CHASE INTERMEDIATE TERM BOND FUND

                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Intermediate Term Bond Fund's objective is to provide current income, with consideration also given to stability of principal.

STYLE AND PORTFOLIO COMPOSITION. Primary investment emphasis is on intermediate term debt securities. Under normal market conditions, at least 70% of the Fund's total assets will be invested in bonds, notes and debentures issued by domestic or foreign issuers, U.S. Government securities, debt obligations collateralized by U.S. Government securities or by private mortgages and preferred stock of domestic issuers. The Fund may also invest in debt securities issued by foreign issuers. The Fund will not typically invest in common stocks, although the Fund may acquire common stocks as a result of purchases of unit offerings of fixed income securities, which include such securities, or in connection with the conversion or exchange of fixed income securities.


Who may want to invest?

This Fund may be most appropriate for investors who...

o        Are seeking current income

o        Are investing for mid-term goals

o Own or plan to own other types of investments for diversification purposes

o        Can assume bond market (i.e., interest rate) risk

This Fund may NOT be appropriate for investors who are unable to tolerate any up and down price changes, are investing for very short-term goals or who are in need of high growth potential.


MATURITY. The Fund will maintain a dollar weighted average portfolio maturity ranging from three to ten years. Fixed income securities purchased by the Fund will normally have a maturity in excess of one year. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed income market. Fixed income securities with longer maturities generally have less stable market values.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Investment grade debt securities are securities rated in the category Baa or higher by Moody's or BBB or higher by S&P or the equivalent by another NRSRO. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade. The Fund's investments in securities other than debt of domestic and foreign issuers and debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (e.g., preferred stock) will be based on the adviser's judgment of the quality of the securities. The judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition and its historic and projected earnings; the issuer's market position; and other factors relevant to an analysis of a particular issuer, as determined by the adviser.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Intermediate Term Bond Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%

EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 10       $32        $55        $122

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 1.14% and 1.89%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                               CHASE INCOME FUND

                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Income Fund's objective is to invest in securities that earn a high level of current income with consideration also given to safety of principal.

STYLE AND PORTFOLIO COMPOSITION. Investment emphasis is on fixed income securities, primarily domestic debt securities, such as bonds, notes and debentures issued by domestic issuers, U.S. Government securities, debt obligations collateralized by U.S. Government securities or by private mortgages and preferred stock of domestic issuers. Under normal market conditions, at least 70% of the Income Fund's total assets will be invested in such securities. The Fund may also invest in debt securities issued by foreign issuers. The Fund will not typically invest in common stock, although the Fund may acquire common stock as a result of purchases of unit offerings of fixed income securities, which include such securities, or in connection with the conversion or exchange of fixed income securities.


Who may want to invest?

This Fund may be most appropriate for investors who...

o        Are seeking current income

o        Are investing for mid-term goals

o Own or plan to own other types of investments for diversification purposes

o        Can assume bond market (i.e., interest rate) risk

This Fund may NOT be appropriate for investors who are unable to tolerate any up and down price changes, are investing for very short-term goals or who are in need of high growth potential.



MATURITY. Under normal market conditions it is expected that the dollar weighted average maturity of the Fund will range between five to fifteen years. Fixed income securities purchased by the Fund will normally have a maturity in excess of one year. The average maturity of securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed income market. Fixed income securities with longer maturities generally have less stable market values.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade. The Fund's investments in securities other than debt of domestic and foreign issuers and debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (e.g., preferred stock) will be based on the adviser's judgment of the quality of the securities. The judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition and its historic and projected earnings; the issuer's market position; and other factors relevant to an analysis of a particular issuer, as determined by the adviser.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Income Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.50%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.00%

EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:


                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 10       $32        $55        $122

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.88% and 1.63%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                              CHASE BALANCED FUND

                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Balanced Fund's objective is to provide a balance of current income and growth of capital.

STYLE AND PORTFOLIO
COMPOSITION. The Fund will employ a combination of (1) an active equity management style focused primarily on strong earnings momentum and profitability within a growth-oriented stock universe, and (2) an active fixed income management style using primarily domestic debt securities. Under normal market conditions, 30% to 70% of the Fund's total assets will be invested in equity-based securities, which include common stocks and those debt securities and preferred stocks that are convertible into common stock. Under normal market conditions, at least 25% of the value of the total assets of the Fund will be invested in U.S. Government securities and fixed income senior securities other than convertible securities. The Fund's adviser may alter the relative portion of the Fund's assets invested in equity-based and fixed income securities depending on its judgment as to general market and economic conditions and trends, yields and interest rates and changes in monetary policies.


Who may want to invest?

This Fund may be most appropriate for investors who...


o Are seeking the total return potential of equity and fixed income securities

o        Are investing for goals at least 3-5 years away

o Own or plan to own other types of investments for diversification purposes

o        Can assume market risk of stocks and bonds

This Fund may NOT be appropriate for investors who are unable to tolerate moderate up and down price changes, are investing for short-term goals or who are in need of high growth potential.


EQUITY-BASED INVESTMENTS. The Fund's equity investments are typically made in companies displaying one or more of the following characteristics: projected earnings growth at a rate equal to or greater than the equity markets in general, return on assets and equity equal to or greater than the equity markets, above market average price/earnings ratios, below average dividend yield, above average market volatility, and a market capitalization in excess of $500 million. The Fund will focus on companies with strong earnings growth and high levels of profitability as well as positive industry and company specific characteristics, and attractive valuations given growth potential. The equity portion of the Fund will emphasize the growth sectors of the economy.

MATURITY. The average maturity of fixed income securities in the Fund will be based primarily upon the adviser's expectations for the future course of interest rates and the then prevailing price and yield levels in the fixed income market.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Balanced Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.25%

EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 13       $40        $69        $151

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.47% and 1.47%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                            CHASE EQUITY INCOME FUND

                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Equity Income Fund's objective is to invest in securities that provide both capital appreciation as well as current income.

STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on both earnings momentum and value within an income-oriented stock universe. Investment emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. Under normal market conditions, it is expected that at least 70% of the value of the total assets of the Fund will be invested in equity-based securities. The Fund may invest any portion of its assets not invested as described above in other types of securities, including fixed income securities, money market instruments and non-income producing equity securities.


Who may want to invest?

This Fund may be most appropriate for investors who...

o Are seeking current income while maintaining an opportunity to benefit from growth in the equity market

o        Are investing for goals at least 3-5 years away

o Own or plan to own other types of investments for diversification purposes

o        Can assume stock market risk

This Fund may NOT be appropriate for investors who are unable to tolerate moderate up and down price changes, are investing for short-term goals or who are in need of high growth potential.


EQUITY-BASED INVESTMENTS. The Fund will emphasize companies displaying one or more of the following characteristics: above average dividend yield, a consistent dividend record, below average market volatility, attractive earnings momentum, below market price/earnings ratios, and a market capitalization in excess of $500 million.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Equity Income Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.25%

EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 13       $40        $69        $151

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.36% and 1.36%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                             CHASE CORE EQUITY FUND

                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Core Equity Fund's objective is to maximize total investment return through emphasis on long-term capital appreciation and current income consistent with reasonable risk.

STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on strong earnings momentum and profitability within the S&P 500 stock universe. Portfolio emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. Under normal conditions, it is expected that at least 70% of the value of the total assets of the fund will be invested in equity-based securities. The Fund may invest any portion of its assets not invested as described above in other types of securities, including fixed income securities and money market instruments.


Who may want to invest?

This Fund may be most appropriate for investors who...

o        Are seeking long-term growth of capital

o        Are investing for goals several years away

o Own or plan to own other types of investments for diversification purposes

o        Can assume stock market risk

This Fund may NOT be appropriate for investors who are unable to tolerate frequent up and down price changes and are investing for short-term goals.


EQUITY-BASED INVESTMENTS. The Fund will typically emphasize companies displaying one or more of the following characteristics: superior and stable record of earnings growth relative to the equity markets in general, return on assets and equity equal to or greater than the equity markets averages, and projected earnings growth at a rate equal to or greater than the equity markets, and a market capitalization in excess of $500 million. The Fund will be well diversified among both the growth and cyclical sectors of the economy.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Core Equity Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.25%


EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 13       $40        $69        $151

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.42% and 1.42%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                            CHASE EQUITY GROWTH FUND

                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Equity Growth Fund's objective is to provide capital appreciation. Current income is a secondary objective.

STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on strong earnings momentum and profitability within a growth-oriented stock universe. Portfolio emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks that are convertible into common stocks. Under normal market conditions, it is expected that at least 70% of the value of the total assets of the Fund will be invested in equity-based securities. The Fund may invest any portion of its assets not invested as described above in other types of securities, including fixed income securities and money market instruments.


Who may want to invest?

This Fund may be most appropriate for investors who...


o        Are seeking long-term growth of capital

o        Are investing for goals several years away

o Own or plan to own other types of investments for diversification purposes

o        Can assume stock market risk

This Fund may NOT be appropriate for investors who are unable to tolerate frequent up and down price changes, are investing for short-term goals or who are in need of current income.


EQUITY-BASED INVESTMENTS. The Fund investments are typically made in companies displaying one or more of the following characteristics: projected earnings growth at a rate equal to or greater than the equity markets in general, return on assets and equity equal to or greater than the equity markets, above market average price-earnings ratios, below average dividend yield, above average market volatility, and a market capitalization in excess of $500 million. The Fund will focus on companies with strong earnings and high levels of profitability as well as positive industry and company specific characteristics, and attractive valuation given growth potential. The Fund will emphasize the growth sectors of the economy.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Equity Growth Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................   0.25%

Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.25%

EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 13       $40        $69        $151

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.36% and 1.36%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

                        CHASE SMALL CAPITALIZATION FUND

                   FUND_ OBJECTIVE_ AND_ INVESTMENT_ APPROACH

OBJECTIVE. The Small Cap Fund's objective is to provide capital appreciation. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration of the Fund.

STYLE AND PORTFOLIO COMPOSITION. The Fund will employ an active equity management style focused primarily on delivering risk and return characteristics representative of a small capitalization asset class. Portfolio emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. Under normal conditions, it is expected that at least 70% of the value of the total assets of the Fund will be invested in equity-based securities of small cap issuers. The Fund may invest any portion of its assets not invested as described above in other types of securities, including equity securities of mid and large cap companies, fixed income securities and money market instruments.


Who may want to invest?

This Fund may be most appropriate for investors who...

o        Are seeking long-term growth of capital

o        Are investing for goals several years away

o Own or plan to own other types of investments for diversification purposes

o        Can assume above-average stock market risk

This Fund may NOT be appropriate for investors who are unable to tolerate frequent up and down price changes, are investing for short-term goals or who are in need of current income.


EQUITY-BASED INVESTMENTS. The Fund investments are typically made in companies displaying one or more of the following characteristics: above market average price/earnings ratios and price/book ratios, below average dividend yield, and above average market volatility. In addition, small capitalization companies will be emphasized that possess one or more of the following: high quality management, a leading or dominant position in a major product line, new or innovative products, services, or processes, a sound financial position, and a relatively high rate of return of invested capital so that future growth can be financed from internal sources. The Fund primarily targets companies with market capitalizations of $100 million to $1 billion at time of purchase. Purchases are a direct result of a disciplined stock selection process focusing on identifying attractively valued stock of companies with positive business fundamentals.

CREDIT QUALITY. The Fund will invest in debt securities of domestic and foreign issuers only if they are rated investment grade or, if unrated, determined by the Fund's adviser to be of comparable quality. Although the adviser is not required to dispose of securities which are downgraded below investment grade subsequent to acquisition, there is no present intention to retain securities which are downgraded below investment grade.

MISCELLANEOUS. Investments in smaller companies may be more volatile than investments in companies with greater capitalization, as described under 'Risk Factors' below. The Fund is classified as a 'diversified' fund under federal securities laws.

                                EXPENSE_ SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Small Cap Fund based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fee........................................................   0.75%
12b-1 Fee.............................................................   0.25%
Other Expenses (after estimated waivers and reimbursements)*..........   0.25%
Total Fund Operating Expenses (after estimated waivers and
  reimbursements)*....................................................   1.25%

EXAMPLE
Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                                1 Year    3 Years    5 Years    10 Years
                                                ------    -------    -------    --------
  Retail Shares..............................    $ 13       $40        $69        $151

  * Reflects current waivers and reimbursements to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers and reimbursements, Other Expenses and Total Fund Operating Expenses would be 0.47% and 1.47%, respectively. Chase has agreed voluntarily to waive fees payable to it and/or reimburse expenses for a period of at least one year commencing January 1, 1998 to the extent necessary to prevent Total Fund Operating Expenses for such period from exceeding the amount in the table.



The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN SHOWN.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund.

COMMON INVESTMENT
POLICIES

Although the Money Market Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.


Each Fund may invest any portion of its assets not invested as described above in high quality money market instruments and repurchase agreements. For temporary defensive purposes, a Fund may invest without limitation in these instruments. At times when the advisers of the Balanced Fund, Equity Income Fund, Core Equity Fund, Equity Growth Fund or Small Cap Fund (the 'Equity Funds') deem it advisable to limit the Fund's exposure to the equity markets, each Equity Fund may invest without limitation in investment grade fixed income securities (exclusive of any investments in money market instruments). To the extent a Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Fixed income securities in each Fund's portfolio may include, to the extent permitted by the Fund's investment policies, bonds, notes, mortgage-related securities, asset-backed securities, government and government agency and instrumentality obligations, zero coupon securities, convertible securities and money market instruments, as discussed below.

In determining the credit quality of a fixed income security, each Fund's adviser will consider the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings; the issuer's market position; and other factors relevant to an analysis of a particular issuer, as determined by the adviser.

In making investment decisions for the Short-Intermediate Term Fund, the U.S. Government Securities Fund, the Intermediate Term Bond Fund and the Income Fund (the 'Fixed Income Funds'), each such Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. Each Fixed Income Fund's adviser will adjust such Fund's investments in particular securities or types of securities based upon its appraisal of changing economic conditions and trends. Each Fixed Income Fund's adviser may sell one security and purchase another security of comparable quality and maturity in order to take advantage of what it believes to be short-term differentials in market values or yield disparities.

The maturity of securities with put features will be measured based on the next put date, and the maturity of mortgage-backed and asset-backed securities will be based on their weighted average lives.

In lieu of investing directly, each Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the applicable Fund. See 'Unique Characteristics of Master/Feeder Structure.'

The Funds are classified as 'diversified' funds under federal securities laws.

No Fund is intended to be a complete investment program, and there is no assurance that any Fund will achieve its investment objective.

OTHER INVESTMENT PRACTICES

The Funds may also engage in the following investment practices when consistent with their overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

FOREIGN SECURITIES. The Money Market Fund may invest up to 30% of its total assets in securities of foreign governments and supranational agencies. The Money Market Fund will limit its investments in foreign government obligations to commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada. Each other Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts.

Since foreign securities are normally denominated and traded in foreign currencies, the values of a Fund's foreign investments may be influenced by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Foreign securities may be less liquid and more volatile than comparable U.S. securities. Foreign settlement procedures and trade regulations may involve certain expenses and risks. One risk would be the delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, taxation by withholding Fund assets, political or financial instability and diplomatic developments could affect the value of a Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if a Fund invests in emerging market securities.

DEPOSITARY RECEIPTS. Each of the Equity Funds, the Intermediate Term Bond Fund and the Income

Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, 'Depositary Receipts'). Each Fund treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. Each Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

SUPRANATIONAL AND ECU OBLIGATIONS. Each Fund may invest in debt securities issued by supranational organizations, which include organizations such as The World Bank, the European Community, the European Coal and Steel Community and the Asian Development Bank. Obligations of supranational agencies are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing. Each such Fund may also invest in securities denominated in the ECU, which is a 'basket' consisting of specified amounts of the currencies of certain member states of the European Community. These securities are typically issued by European governments and supranational organizations.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Treasury obligations, which are bills, notes and bonds backed by the full faith and credit of the U.S. Government as to payment of principal and interest which generally differ only in their interest rates and maturities. Each Fund also may invest in securities issued or guaranteed by U.S. Government agencies and instrumentalities including obligations that are supported by the full faith and credit of the U.S. Treasury, the limited authority of the issuer or guarantor to borrow from the U.S. Treasury, or only the credit of the issuer or guarantor. In the case of obligations not backed by the full faith and credit of the U.S. Treasury, the agency issuing or guaranteeing the obligation is principally responsible for ultimate repayment.

MONEY MARKET INSTRUMENTS. Each Fund may invest in cash or high-quality, short-term money market instruments. These may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD AND STAND-BY
COMMITMENTS. Each Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. Each Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. Each Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, a Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involves some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow money to buy additional securities, known as 'leveraging.' Each Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. Each Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Funds would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

CONVERTIBLE SECURITIES. Each Fund other than the Money Market Fund may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

OTHER INVESTMENT COMPANIES. Apart from being able to invest all of its investable assets in another investment company having substantially the same investment objectives and policies, each Fund may invest up to 10% of its total assets in shares of other registered investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees will be charged by such other investment companies.

ZERO COUPON SECURITIES, PAYMENT-IN-KIND OBLIGATIONS AND STRIPPED
OBLIGATIONS. The Short-Intermediate Term Fund and U.S. Government Securities Fund may invest without limitation in zero coupon securities issued by governmental issuers and each other Fund other than the Money Market Fund may invest up to 25% of its total assets in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Each Fund other than the Money Market Fund may invest in payment-in-kind obligations. Payment-in-kind obligations are obligations on which the interest is payable in additional securities rather than cash. The Short-Intermediate Term Fund and the U.S. Government Securities Fund may invest without limitation and each other Fund other than the Money Market Fund may invest up to 25% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligations are backed by the full faith and credit of the U.S. Government, including instruments known as 'STRIPS.' The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Each Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which a Fund may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, a Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate the Fund to pay a 'tender fee' to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments.

REAL ESTATE INVESTMENT TRUSTS. Equity investments may include shares of real estate investment trusts ('REITs'). REITs are pooled investment vehicles which invest primarily in income-producing real estate ('equity trust') or real estate related loans or interests ('mortgage trusts'). The value of equity trusts will depend upon the value of the underlying properties, and the value of the mortgage trusts will be sensitive to the value of the underlying loans or interests. The value of REITs may decline when interest rates rise.

INVERSE FLOATERS AND INTEREST RATE CAPS. Each of the Fixed Income Funds may invest in inverse floaters and in securities with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates, and will be more volatile in response to interest rate changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure. No Fund has any present intention to invest in inverse floaters or securities with interest rate caps.

MORTGAGE-RELATED SECURITIES. Each Equity Fund may invest in investment grade mortgage-related securities. The Intermediate Term Bond Fund and Income Fund each may invest up to two-thirds of its total assets in investment grade mortgage-related securities. The Short-Intermediate Term Fund and U.S.

Government Securities Fund may invest without limitation in mortgage-related U.S. Government Securities. Mortgage pass-through securities are securities representing interests in 'pools' of mortgages in which payments of both interest and principal on the securities are made monthly, in effect 'passing through' monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by a Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, as with callable fixed income securities generally, if a Fund purchased the securities at a premium, sustained early repayment would limit the value of the premium. Like other fixed income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income, fixed maturity securities which have no prepayment or call features.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Certain mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees, while other such securities may be backed only by the underlying mortgage collateral.

Each Fund other than the Money Market Fund may also invest in investment grade Collateralized Mortgage Obligations ('CMOs'), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole residential or commercial mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life and/or stated maturity. Monthly payments of principal, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.


Each Fund other than the Money Market Fund may invest in principal-only or interest-only stripped mortgage-backed securities. Stripped mortgage-backed securities have greater volatility than other types of mortgage-related securities. Stripped mortgage-backed securities which are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. In addition, stripped mortgage securities may be illiquid.

The Funds expect that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, a Fund may consider making investments in such securities.

DOLLAR ROLLS. Each Fund other than the Money Market Fund may enter into mortgage 'dollar rolls' in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. These transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction.

ASSET-BACKED SECURITIES. Each Fund may invest in investment grade asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

DERIVATIVES AND RELATED INSTRUMENTS. Each Fund other than the Money Market Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover a Fund's obligations. Each such Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency and interest rate contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which a Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of its adviser to forecast these factors correctly. Inaccurate forecasts could expose a Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. No Fund is required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in losses that may exceed the original investment of a Fund. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, 'program trading,' and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, a Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

PORTFOLIO TURNOVER. It is intended that the Money Market Fund will be fully managed by buying and selling securities, as well as holding securities to maturity. The frequency of each Fund's buy and sell transactions will vary from year to year. A Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions. High portfolio turnover rates would generally result in higher transaction costs, including brokerage commissions or dealer mark-ups.

ADDITIONAL INVESTMENT POLICIES OF THE MONEY MARKET FUND

BANK OBLIGATIONS. Bank obligations include certificates of deposit, time deposits and bankers' acceptances issued or guaranteed by U.S. banks (including their foreign branches) and foreign banks (including their U.S. branches).

These obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation. Foreign bank obligations involve certain risks associated with foreign investing.

MUNICIPAL OBLIGATIONS. The Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. Dividends paid by this Fund that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

CUSTODIAL RECEIPTS. The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

LIMITING INVESTMENT RISKS

Specific investment restrictions help the Funds limit investment risks for their shareholders. These restrictions prohibit each Fund from (a) investing more than 15% of its net assets (10% in the case of the Money Market Fund) in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees) or (b) investing more than 25% of its total assets in any one industry (excluding (i) U.S. Government obligations and (ii) with respect to the Money Market Fund, bank obligations. Each 'diversified' Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government obligations) or hold more than 10% of the voting securities of any issuer. In addition, in order to comply with federal securities regulations relating to money market funds, the Money Market Fund will not, with respect to 100% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government obligations). A complete description of these and other investment policies is included in the SAI. Except for restriction (b) above and investment policies designated as fundamental in the SAI, the Funds' investment policies (including their investment objectives) are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval. However, in the event of a change in any such Fund's investment objective, shareholders will be given at least 30 days' prior written notice.

RISK FACTORS

There can be no assurance that the Money Market Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by such Fund. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities.

The Money Market Fund is permitted to invest any portion of its assets in obligations of domestic banks (including their foreign branches), and in obligations of foreign issuers. The ability to concentrate in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.


Securities issued by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches), and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

The net asset value of the shares of each Fund (other than the Money Market
Fund) will fluctuate based on the value of the securities in the Fund's portfolio. The Fixed Income Funds are subject to the general risks and considerations associated with fixed income investing, as well as the risks discussed herein. The Equity Funds are subject to the general risks and considerations associated with equity and, to the extent they invest in fixed income securities, fixed income investing, as well as the risks discussed herein.

The performance of each Fixed Income Fund and, to the extent it invests in fixed income securities, each Equity Fund depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by a Fund tends to decrease. This effect will be more pronounced with respect to investments by a Fund in mortgage-related securities, the value of which are more sensitive to interest rate changes. Except as indicated in its investment policies, there is no restriction on the maturity of a Fund's portfolio or any individual portfolio security, and to the extent a Fund invests in securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if the Fund had invested in comparable securities with shorter maturities. The performance of a Fund will also depend on the quality of its investments. While U.S. Government securities generally are of high quality, government securities that are not backed by the full faith and credit of the U.S. Treasury may be affected by changes in the creditworthiness of the agency that issued them. Guarantees of principal and interest on obligations that may be purchased by a Fund are not guarantees of the market value of such obligations, nor do they extend to the value of shares of the Fund. Other fixed income securities in which a Fund may invest, while of investment-grade quality, may be of lesser credit quality than U.S. Government Securities. Securities rated in the category Baa by Moody's or BBB by S&P or the equivalent by another NRSRO lack certain investment characteristics and may have speculative characteristics.

To the extent permitted by its investment objective and policies, each Fund may invest in the securities of small or mid cap companies. The securities of small to mid cap companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

For a discussion of certain other risks associated with each Fund's additional investment activities, see 'Other Investment Practices' above.

MANAGEMENT

THE FUNDS' ADVISERS
Chase acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of each of the Funds, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.


For its investment advisory services to the Funds, Chase is entitled to receive an annual fee equal to the percentage of the average daily net assets of each Fund set forth below:

                                Fee
Fund                           Rate
-----------------------------  -----
Money Market Fund............  0.30%
Short-Intermediate Term U.S.
 Government Securities
 Fund .......................  0.50%
U.S. Government Securities
 Fund........................  0.50%
Intermediate Term Bond
 Fund........................  0.50%
Income Fund..................  0.50%
Balanced Fund................  0.75%
Equity Income Fund...........  0.75%
Core Equity Fund.............  0.75%
Equity Growth Fund...........  0.75%
Small Cap Fund...............  0.75%



Chase Texas serves as sub-investment adviser to the Funds under a Sub-Investment Advisory Agreement between Chase and Chase Texas. Chase Texas is a wholly-owned subsidiary of The Chase Manhattan Corporation. Chase Texas makes investment decisions for the Funds on a day-to-day basis. For these services, Chase Texas is entitled to receive a fee, payable by Chase, at an annual rate equal to the percentage of the average daily net assets of each Fund set forth below:


                               Fee
Fund                           Rate
----------------------------- ------
Money Market Fund............  0.15%
Short-Intermediate Term U.S.
 Government Securities
 Fund .......................  0.25%
U.S. Government Securities
 Fund .......................  0.25%
Intermediate Term Bond
 Fund........................  0.25%
Income Fund..................  0.25%
Balanced Fund................ 0.375%
Equity Income Fund........... 0.375%
Core Equity Fund............. 0.375%
Equity Growth Fund........... 0.375%
Small Cap Fund............... 0.375%

Chase Texas is located at 712 Main Street, Houston, Texas 77002. Prior to January 1, 1998, Chase Texas acted as trustee of the AVESTA Trust and, as trustee, was obligated to provide the investment portfolios of the AVESTA Trust with the investment advisory, administrative, custodial and other services necessary to manage the portfolios.

PORTFOLIO MANAGERS. Guy Barba, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Money Market Fund since April 1993 and the Short-Intermediate Term Fund since its inception. Mr. Barba has been employed by Chase Texas since 1988.



H. Mitchell Harper, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Intermediate Term Bond Fund since its inception. Mr. Harper has been employed by Chase Texas since 1987.

John Miller, a Senior Investment Officer at Chase Texas, has served as the portfolio manager for each of the Income Fund and the fixed income portion of the Balanced Fund since July 1994 and for the U.S. Government Securities Fund since June 1995. Mr. Miller has been employed with Chase Texas since 1986.

Henry Lartigue, the Chief Investment Officer at Chase Texas, has served as the portfolio manager for the Equity Growth Fund since July 1994, the equity portion of the Balanced Fund since July 1994 and the Core Equity Fund since January 1996. Between July 1992 and July 1994, Mr. Lartigue was self-employed as a registered investment adviser.

Robert Heintz, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Equity Income Fund since its inception. Mr. Heintz has been employed by Chase Texas since 1983.


Juliet Ellis, a Senior Investment Officer at Chase Texas, has served as the portfolio manager of the Small Cap Fund since September 1993. Ms. Ellis has been employed by Chase Texas since 1987. Prior to becoming portfolio manager for the Small Cap Fund, Ms. Ellis was the director of research and an equity analyst at Chase Texas.

HOW TO BUY, SELL AND
EXCHANGE_ SHARES

HOW TO BUY SHARES

You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Educaton IRAs. The Funds and CFD reserve the right to modify the minimum initial investment with respect to certain accounts. Additional investments can be made at any time with as little as $100. You can buy Fund shares three ways-- through an investment representative, directly through the Fund's distributor by calling the Chase Funds Service Center, or through the Systematic Investment Plan.



All purchases made by check should be in U.S. dollars and made payable to the Chase Funds. Third Party checks, credit cards and cash will not be accepted. The Funds reserve the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed for 15 calendar days or longer. In addition, the redemption of shares purchased through Automated Clearing House (ACH) will not be allowed until your payment clears, which may take 7 business days or longer.


BUYING SHARES THROUGH THE FUNDS' DISTRIBUTOR. Complete and return the enclosed application and your check in the amount you wish to invest to the Chase Funds Service Center.



BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $100 or more per transaction through automatic periodic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete the relevant section of the account application. Current shareholders may begin such a plan at any time by sending a signed letter and a deposit slip or voided check to the Chase Funds Service Center. Call the Chase Funds Service Center at 1-888-5-CHASE-0 for complete instructions.


Shares are purchased at the public offering price, which is based on the net asset value next determined after the Chase Funds Service Center receives your order in proper form. In most cases, in order to receive that day's public offering price, the Chase Funds Service Center must receive your order in proper form before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order generally before the close of regular trading on the New York Stock Exchange to receive that day's public offering price; however your investment representative may impose an earlier deadline. Orders are in proper form only after funds are converted to federal funds.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Funds may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Funds will not issue certificates for your shares and all shares will be held in book entry form.

HOW TO SELL SHARES

You can sell your Fund shares any day the New York Stock Exchange is open, either directly to the Funds or through your investment representative. Each Fund will only forward redemption payments on shares for which it has collected payment of the purchase price.

SELLING SHARES DIRECTLY TO THE FUNDS. Send a signed letter of instruction to the Chase Funds Service Center. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Chase Funds Service Center must receive your request before the close of regular trading on the New York Stock Exchange.


If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed with either (i) a medallion stamp of the Stock Transfer Agents Medallion Program, or
(ii) a medallion stamp of the NYSE Medallion Signature Program. See the SAI for

more information about where to obtain a signature guarantee.


If you want your redemption proceeds sent to an address other than your address as it appears on the Funds' records, a signature guarantee is required. The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Chase Funds Service Center for details.

DELIVERY OF PROCEEDS. Each Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


TELEPHONE REDEMPTIONS. You may use the Funds' Telephone Redemption Privilege to redeem shares from your account unless you have notified the Chase Funds Service Center of an address change within the preceding 30 days. Telephone redemption requests in excess of $25,000 will only be made by wire or ACH to a bank account on record with the Funds. Unless an investor indicates otherwise on the account application, each Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.


The Chase Funds Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Funds Service Center.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Chase Funds Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege may be modified or terminated without notice.


SYSTEMATIC WITHDRAWAL. You can make regular withdrawals of $50 or more monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan. Call the Chase Funds Service Center at 1-888-5-CHASE-0 for complete instructions.


SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Chase Funds Service Center, and may charge you for its services.

INVOLUNTARY REDEMPTION OF ACCOUNTS. Each Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500 due to redemptions or if you purchase through the Systematic Investment Plan and fail to meet the Fund's investment minimum within a twelve month period. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares for shares of the same class of certain other Chase Funds at net asset value beginning 15 days after purchase. Not all Chase Funds offer all classes of shares. The description of the other Chase Fund into which shares are being exchanged which appears in this prospectus should be read carefully and retained for future reference.

For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.


EXCHANGING BY PHONE. A Telephone Exchange Privilege is currently available. Call the Chase Funds Service Center at 1-888-5-CHASE-0 for procedures for telephone transactions.


EXCHANGE PARAMETERS. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management or the Trustees believe doing so would be in the best interests of the Funds, each

Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving a Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Chase Funds Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUNDS
VALUE_ THEIR_ SHARES

MONEY MARKET FUND. The net asset value of each class of shares of the Money Market Fund is currently determined as of 4:00 p.m., Eastern time on each

Fund Business Day by dividing the net assets of a Fund attributable to such class by the number of shares of such class outstanding at the time the determination is made.



The portfolio securities of the Money Market Fund are valued at their amortized cost in accordance with federal securities laws, certain requirements of which are summarized under 'Common Investment Policies.' This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and the Funds will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that they will be able to do so on a continuing basis. The Board of Trustees will review the holdings of each Fund at intervals it deems appropriate to determine whether that Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based upon amortized costs. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate.

NON-MONEY MARKET FUNDS. The net asset value of each class of each other Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time), on each Fund Business Day, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Funds are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE
MADE;_ TAX_ INFORMATION

MONEY MARKET FUND. The net investment income (i.e., a Fund's investment company taxable income as that term is defined in the Internal Revenue Code of 1986, as amended (the 'Code') without regard to the deduction for dividends paid) of each class of shares of the Money Market Fund is declared as a dividend to the shareholders each Fund Business Day. Dividends are declared as of the time of day which corresponds to the latest time on that day that a Fund's net asset value is determined. Shares begin accruing dividends on the day that the order is received in proper form by the Fund. Dividends are distributed monthly. Unless a shareholder arranges to receive dividends in cash or by Automated Clearing House (ACH) to a pre-established bank account, dividends are distributed in the form of additional shares. The Money Market Fund does not expect to realize net capital gain (i.e., the excess of a Fund's net long-term capital gains over short-term capital losses).


NON-MONEY MARKET FUNDS. Each Fixed Income Fund declares dividends daily and distributes any net investment income at least monthly. Each Equity Fund distributes any net investment income at least quarterly. Each Fund other than the Money Market Fund (which do not expect to earn net capital gain) distributes any net capital gain at least annually.

GENERAL. You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting net capital gain distributions in additional shares; or (3) receive all distributions in cash. You can change your distribution option by notifying your account administrator in writing. If you do not select an option when you open your account, all distributions will be reinvested.

Each Fund intends to qualify as a 'regulated investment company' for federal income tax purposes under Subchapter M of the Code and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes to shareholders. If a Fund does not qualify as a regulated investment company for any taxable year or does not meet certain other requirements, such Fund will be subject to tax on all of its taxable income and gains.


All Fund distributions of net investment income (which term shall include net short-term capital gain) will be taxable as ordinary income. Any distributions of net capital gain which are designated as 'capital gain dividends' will be taxable as long-term capital gain at the currently applicable 28% or 20% rate, regardless of how long you have held the shares. To the extent distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, such distributions may be exempt from certain types of state and local taxes. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

A portion of the ordinary income dividends paid by certain Funds may qualify for the 70% dividends-received deduction for corporate shareholders.


Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

Early in each calendar year the Funds will notify you of the amount and tax status of distributions paid for the preceding year.


The foregoing is a summary of certain federal income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION
CONCERNING_ THE_ FUNDS

For shareholders that bank with Chase or Chase Texas, Chase or Chase Texas may aggregate investments in the Chase Funds with balances held in Chase or Chase Texas bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase, Chase Texas and certain other financial institutions may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Funds.


Chase and its affiliates and the Chase Funds, affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.


DISTRIBUTION PLANS

The Funds' distributor is CFD Fund Distributors, Inc. ('CFD'). CFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted a Rule 12b-1 distribution plan for Retail Class shares, which provides for the payment of distribution fees at an annual rate of up to 0.10% of the average daily net assets attributable to Retail Class shares of the Money Market Fund and at an annual rate of up to 0.25% of the average daily net assets attributable to Retail Class shares of each other Fund. Payments under the distribution plan shall be used to compensate the Funds' distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Retail Class shares, and are not tied to the actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net assets value of Retail Class shares invested in each Fund by customers of those broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of Retail Class shares will be conducted generally by the Chase Funds, and activities intended to promote one Fund's Retail Class shares may also benefit such Fund's other shares and other Chase Funds.


CFD may provide promotional incentives to broker-dealers that meet specified sales targets for one or more Chase Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker-dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

ADMINISTRATOR

Chase acts as the Funds' administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of each Fund's average daily net assets.

SUB-ADMINISTRATOR AND DISTRIBUTOR

CFD acts as the Funds' sub-administrator and distributor. CFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, CFD is entitled to receive a fee from each Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. CFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. CFD is located at One Chase Manhattan Plaza, Third Floor, New York, NY 10081.

CUSTODIAN

Chase acts as custodian for the Funds and receives compensation under an agreement with the Trust. Chase may sub-contract for the provision of certain services to be provided under the custody agreement. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

EXPENSES

Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are allocated to specific classes of a Fund. In addition, each Fund may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

ORGANIZATION AND DESCRIPTION OF SHARES

The Funds are portfolios of Mutual Fund Investment Trust, an open-end management investment company organized as a Massachusetts business trust on September 23, 1997 (the 'Trust'). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of a Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.


Each Fund issues multiple classes of shares. This Prospectus relates only to Retail Shares of the Funds. The Funds offer other classes of shares in addition to this class. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-5-CHASE-0 to obtain additional information about other classes of shares of the Funds that are offered. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.


The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the

Trust itself was unable to meet its obligations.


The Trust was formed to receive the assets of the AVESTA Trust, a Texas business trust ('AVESTA'). Pursuant to a conversion and re-domicilling which was effective as of January 1, 1998, the Money Market Fund, Short-Term Intermediate Term Fund, U.S. Government Securities Fund, Intermediate Term Bond Fund, Income Fund, Balanced Fund, Equity Income Fund, Core Equity Fund, Equity Growth Fund and Small Cap Fund each acquired the assets of a corresponding series of AVESTA in exchange for Premier Shares of such Fund.


UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund is permitted to invest all of its investable assets in a separate registered investment company (a 'Portfolio'). In that event, a shareholder's interest in a Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. In the event that a Fund adopts a master/feeder structure and invests all its investable assets in a Portfolio, shareholders of the Fund will be given at least 30 days' prior written notice. For additional information regarding the master/feeder structure, see the SAI.

PERFORMANCE_ INFORMATION

MONEY MARKET FUND. The Money Market Fund may advertise its annualized 'yield' and its 'effective yield.' 'Annualized 'yield' is determined by assuming that income generated by an investment in a Fund over a stated seven-day period (the 'yield') will continue to be generated each week over a 52-week period. It is shown as a percentage of such investment. 'Effective yield' is the annualized 'yield' calculated assuming the reinvestment of the income earned during each week of the 52-week period. The 'effective yield' will be slightly higher than the 'yield' due to the compounding effect of this assumed reinvestment.



NON-MONEY MARKET FUNDS. The investment performance of each Fund other than the Money Market Fund may from time to time be included in advertisements about the Fund. 'Yield' is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.


'Total return' for the one-, five-and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund invested at the public offering price. Total return may also be presented for other periods.

GENERAL. All performance data is based on each Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objectives and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. Each Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                          PART C - OTHER INFORMATION

Item 24.         Financial Statements and Exhibits

         (a)     Financial Statements

                 Included in Prospectus:

                          Financial Highlights

                 Included in the Statement of Additional Information:  #

Portfolio of Investments as of December 31, 1997
Statement of Assets and Liabilities as of December 31, 1997
Statement of Operations for the year ended December 31, 1997
Statement of Changes in Net Assets for each of the two years in the period ended December 31, 1997 and December 31, 1997


# Incorporated by reference to the Registrant's Annual Report filed with the Securities and Exchange Commission on March 13, 1998 (Accession No. 0000944209-98-00534).


All schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable, and therefore have been omitted.

         (b)     Exhibits

1.       Declaration of Trust dated as of September 19, 1997.*

2.       By-Laws.*

3.       None.

4.       None.

5.1 Form of Investment Advisory Agreement between Trust and The Chase Manhattan Bank.*


5.2 Form of Sub-Advisory Agreement between The Chase Manhattan Bank and Texas Commerce Bank National Association.*


5.3      Form of Administration Agreement.*



5.4      Form of Investment Advisory Agreement.*



6.       Form of Distribution and Sub-Administration Agreement.*


7.       None.

8.1      Form of Custodian Agreement.*


8.2      Form of Transfer Agency Agreement.*

9.       None.

10. Opinion and consent of counsel as to the legality of the securities being registered.*

11.      Consent of Independent Auditors.*

12.      None.

13.      None.

14.      None.

15.      Distribution Plan.*


16. Schedules for computation of each performance quotation provided in the Registration Statement.*


17.      Financial Data Schedules.*

18.      None.




* Previously filed with Registration Statement and Post-effective Amendments and are herein incorporated by reference.

Item 25.         Persons Controlled by or under Common Control with
Registrant
                 Inapplicable.

Item 26.         Number of Holders of Securities

                                                       Number of Record
                                                       Holders as of
                 Title of Class                        April 15, 1998
                 --------------                        -----------------
                 Money Market Fund                           11
                 Income Fund                                 10
                 Intermediate Term Bond Fund                 10
                 Equity Growth Fund                          12
                 Equity Income Fund                          11
                 Balanced Fund                               10
                 Short-Intermediate U.S.                     10
                 Government Securities Fund                  10
                 U.S. Government Securities Fund             11
                 Small Capitalization Fund                   12
                 Core Equity Fund

Item 27.         Indemnification

Sections 10.2 and 10.4 of the Amended and Restated Declaration of Trust, filed as Exhibit 1, are incorporated herein by reference. Section 10.2 contains provisions limiting the liabilities of members of the Supervisory Committee and
Section 10.4 contains provisions for indemnification of the Trustee, members of the Supervisory Committee and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust and the Trustee pursuant to the foregoing provisions or otherwise, the Trust has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a director, officer, or controlling person of the Trust and the Trustee in connection with the successful defense of any action, suit or proceeding) is asserted against the Trust by such director, officer or controlling person or the Trustee in connection with the Units being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.





Item 28.         Business and Other Connections of Investment Adviser


(a) The Chase Manhattan Bank ("Chase") is the investment adviser of the Trust. Chase is a commercial bank providing a wide range of banking and investment services.

To the knowledge of the Registrant, none of the Directors or executive officers of Chase, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of Chase also hold or have held various positions with bank and non-bank affiliates of Chase, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.


         Name            Position with Chase         Principal Occupation
         ----            -------------------         --------------------
Hans W. Becherer         Director              Chairman and CEO, Deere & Co.

Frank A. Bennack, Jr.    Director              Chairman and CEO, The Hearst
                                               Corp.

Susan V. Berresford      Director              President, The Ford Foundation

Donald L. Boudreau       Vice Chairman         None
                         Of the Board

M. Anthony Burns         Director              Chairman of the Board,
                                               President and Chief Executive
                                               Officer of Ryder System, Inc.

H. Laurance Fuller       Director              Chairman, President, Chief
                                               Executive Officer and Director
                                               of Amoco Corporation and
                                               Director of Abbott Laboratories

Melvin R. Goodes         Director              Chairman and CEO, Warner-Lambert
                                               Co.

William H. Gray III      Director              President and CEO, The College

                                               Fund/UNCF


George V. Grune          Director              Chairman and CEO, The Reader's
                                               Digest Assoc., Inc.

William Harrison         Vice Chairman         None
                         Of the Board

Harold S. Hook           Director              Retired Chairman, American
                                               General Corp.

Helene Kaplan            Director              Of Counsel, Skaden, Arps, Slate,
                                               Meager & Flom LLP

Thomas G. Labreque       President and Chief   Chairman, Chief Executive
                         Operating Officer     Officer and a Director of The
                         and Director          Chase Manhattan Corporation and
                                               a Director of AMAX, Inc.

Donald H. Layton         Vice Chairman         None
                         Of the Board

James B. Lee             Vice Chairman         None
                         Of the Board

Denis O'Leary            Executive             None
                         Vice President

Marc J. Shapiro          Vice Chairman         None
                         Of the Board

Joseph G. Sponholz       Vice Chairman         None
                         Of the Board

Henry B. Schacht         Director              Chairman and Chief Executive
                                               Officer of Cummins Engine
                                               Company, Inc. and a Director of
                                               each of American Telephone and
                                               Telegraph Company and CBS Inc.


                                     II-4


Walter V. Shipley        Chairman of the       None
                         Board and Chief
                         Executive Officer

Andrew C. Sigler         Director              Chairman of the Board and Chief
                                               Executive Officer, Champion
                                               International Corporation


John R. Stafford         Director              Chairman, President and Chief
                                               Executive Officer, American
                                               Home Products Corporation


Marina V. N. Whitman     Director              Professor of Business
                                               Administration and Public
                                               Policy, University of Michigan



(b) Chase Bank of Texas, N.A. ("CBT") is investment sub-adviser with respect to certain of the Funds. Its business has been solely that of a national bank.


The directors and executive officers (i.e., members of management committee) of the investment adviser have held during the past two fiscal years the following positions of a substantial nature:

                        Position(s)     Position(s)
                        and Offices     and Offices   Other Substantial
                          with             with      Business, Profession,
      Name                CBT           Registrant   Vocation or Employment
      -----             --------------  -----------  ----------------------
John L. Adams           Chairman,        None        None
                        President and
                        CEO

Elaine B. Agather       CEO, CBT --      None        None
                        Fort Worth,
                        Vice Chairman,
                        CBT -- Metroplex

Alan R. Buckwalter, III Director,        None        None
                        Vice Chairman


                                     II-6





                        Position(s)       Position(s)
                        and Offices       and Offices      Other Substantial
                           with              with        Business, Profession,
       Name                 CBT           Registrant     Vocation or Employment
       -----            --------------    -------------  ----------------------

Robert C. Hunter        Director,            None         None
                        Vice Chairman

S. Todd Maclin          Director,            None         None
                        Vice Chairman

Beverly H. McCaskill    Director,            None         None
                        Executive
                        Vice President

Scott J. McLean         Executive            None         None
                        Vice President

Cathy S. Nunnally       Executive            None         None
                        Vice President

Jeffrey B. Reitman      Director,            None         None
                        General Counsel

Harriet S. Wasserstrum  Director,            None         None
                        Vice Chairman




Item 29.         Principal Underwriters
Inapplicable.

Item 30.         Location of Accounts and Records


Accounts and other documents are maintained at the offices of the Registrant.

Item 31.  Management Services.

Inapplicable.

Item 32.  Undertakings

         (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under
                 Section 16(c) of the 1940 Act.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without change.

         (c) Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the date of commencement of investment operations for Tax Free Money Market Fund, Tax Free Income Fund, New York Tax Free Income Fund, Mid Cap Growth Fund and International Equity Fund.

                                  SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 14th day of May, 1998.


                                       MUTUAL FUND INVESTMENT TRUST


                                       By /s/ Sarah E. Jones
                                         --------------------------
                                          Sarah E. Jones
                                          Chair


                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Sarah E. Jones                     Chair                  May 14, 1998
-------------------------              and
   Sarah E. Jones                      Trustee


/s/ Frank A. Liddell, Jr.
-------------------------              Trustee                May 14, 1998
 Frank A. Liddell, Jr.


/s/ George E. McDavid
-------------------------              Trustee                May 14, 1998
   George E. McDavid


/s/ Kenneth L. Otto
-------------------------              Trustee                May 14, 1998
    Kenneth L. Otto


/s/ Fergus Reid, III
-------------------------              Trustee                May 14, 1998
    Fergus Reid, III


/s/ H. Michael Tyson
-------------------------              Trustee                May 14, 1998
    H. Michael Tyson

/s/ Martin Dean
-------------------------              Treasurer              May 14, 1998
     Martin Dean                       and
                                       Principal
                                       Financial
                                       Officer

                                    II-9